Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (the “SAI”), both dated January 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus, the SAI, and other information about the Fund online at www.calvert.com/prospectus. You can also get this information at no cost by calling 1-800-368-2745 or by sending an e-mail request to Prospectusrequest@calvert.com, or by asking a financial professional who offers shares of the Fund.

INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of the Fund’s Prospectus, and under “Method of Distribution” on page 49 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.44%	0.44%
Acquired fund fees and expenses	0.51%	0.51%
Total annual fund operating expenses	1.35%	2.10%
Less fee waiver and/or expense reimbursement [2]	(0.40%)	—
Net annual fund operating expenses	0.95%	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$567	$845	$1,143	$1,989
Class C
Expenses assuming	$313	$658	$1,129	$2,431
redemption
Expenses assuming no
redemption	$213	$658	$1,129	$2,431

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of its portfolio’s average value.

SUMMARY PROSPECTUS JANUARY 31, 2012 1

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of	In Calvert Bond Portfolio (which invests
Fund’s net assets	primarily in fixed-income securities)
20% to 40% of	In funds that invest primarily in equity securi-
Fund’s net assets	ties (Calvert Equity Portfolio, Calvert Social
Index Fund, Calvert Enhanced Equity
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Global Alternative Energy Fund, Calvert
Global Water Fund and Calvert Small Cap
Fund)
0% to 10% of Fund’s	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in the Fund’s Prospectus, and see “Description of Underlying Funds” in the Fund’s Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

SUMMARY PROSPECTUS JANUARY 31, 2012 2

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

SUMMARY PROSPECTUS JANUARY 31, 2012 3

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum			Inception
sales charge deducted)	1 year	5 years	(4/29/05)
Class A:
Return before taxes	-0.55%	2.20%	3.39%
Return after taxes on	-1.74%	1.00%	2.24%
distributions
Return after taxes on distribu-	-0.03%	1.25%	2.30%
tions and sale of Fund shares
Class C	2.24%	1.83%	2.82%
Barclays Capital U.S. Credit Index	8.35%	6.80%	5.98%
(reflects no deduction for fees,
expenses or taxes)
Conservative Allocation Composite	4.27%	3.90%	4.87%
Index*
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target	2.06%	2.88%	3.94%
Allocation Conservative Funds Avg.
(reflects no deduction for taxes)

* The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays Capital U.S. Credit Index; 10% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares

New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares

By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Company Act file:

No. 811-03334 Calvert Social Investment Fund

SUMMARY PROSPECTUS JANUARY 31, 2012 4